Long-term debt (Details 1) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Long-term Debt, Fiscal Year Maturity [Abstract]
2017	$ 199,637
2018	211,784
2019	160,819
2020	352,291
2021	133,796
Total	$ 1,058,327	$ 1,323,091